Accounting changes (Details Textual) $ in Thousands, $ in Thousands	Jan. 01, 2019 CLP ($)	Jan. 01, 2019 USD ($)
Statement [Line Items]
Lease liabilities weighted average incremental borrowing rate	4.28%	4.28%
IFRS Sixteen [Member]
Statement [Line Items]
Lease liabilitites for low value amounts and less than 1 one year term	$ 3,747	$ 5,000